Annual Total Returns- Federated Hermes Prime Cash Obligations Fund (Automated Shares) [BarChart] - Automated Shares - Federated Hermes Prime Cash Obligations Fund - AS	2016	2017	2018	2019	2020
Total	0.11%	0.78%	1.62%	1.90%	0.34%